RJR Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
RJR Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Statements of Income

Condensed Consolidating Statements of Income

(Dollars in Millions)

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Net sales	$—	$—	$6,908	$1,204	$(50)	$8,062
Net sales, related party	—	—	478	1	—	479

Net Sales	—	—	7,386	1,205	(50)	8,541
Cost of products sold	—	—	4,133	381	(50)	4,464
Selling, general and administrative expenses	129	(7)	1,164	320	—	1,606
Amortization expense	—	—	22	2	—	24
Trademark impairment charges	—	—	43	5	—	48

Operating income (loss)	(129)	7	2,024	497	—	2,399
Interest and debt expense	213	8	—	162	(162)	221
Interest income	(118)	(5)	(44)	(6)	162	(11)
Other expense (income), net	8	(45)	—	(3)	43	3

Income (loss) before income taxes	(232)	49	2,068	344	(43)	2,186
Provision for (benefit from) income taxes	(89)	1	752	116	—	780
Equity income from subsidiaries	1,549	1,344	28	—	(2,921)	—

Net income	$1,406	$1,392	$1,344	$228	$(2,964)	$1,406

For the Year Ended December 31, 2010
Net sales	$—	$—	$7,093	$1,230	$(153)	$8,170
Net sales, related party	—	—	371	10	—	381

Net Sales	—	—	7,464	1,240	(153)	8,551
Cost of products sold	—	—	4,264	435	(155)	4,544
Selling, general and administrative expenses	20	(2)	1,124	339	(1)	1,480
Amortization expense	—	—	24	1	—	25
Asset impairment and exit charges	—	—	24	14	—	38
Trademark impairment charges	—	—	—	6	—	6
Goodwill impairment charge	—	—	—	26	—	26

Operating income (loss)	(20)	2	2,028	419	3	2,432
Interest and debt expense	223	8	—	166	(165)	232
Interest income	(119)	(5)	(45)	(8)	165	(12)
Other expense (income), net	2	(43)	8	(3)	43	7

Income (loss) before income taxes	(126)	42	2,065	264	(40)	2,205
Provision for (benefit from) income taxes	(42)	(2)	814	97	1	868
Equity income from subsidiaries	1,205	951	5	—	(2,161)	—

Income from continuing operations	1,121	995	1,256	167	(2,202)	1,337
Gains (losses) from discontinued operations, net of tax	—	88	(230)	(74)	—	(216)

Net income	$1,121	$1,083	$1,026	$93	$(2,202)	$1,121

For the Year Ended December 31, 2009
Net sales	$—	$—	$7,078	$1,139	$(202)	$8,015
Net sales, related party	—	—	396	8	—	404

Net Sales	—	—	7,474	1,147	(202)	8,419
Cost of products sold	—	—	4,297	393	(202)	4,488
Selling, general and administrative expenses	20	4	1,183	310	—	1,517
Amortization expense	—	—	27	1	—	28
Restructuring charge	—	—	56	—	—	56
Trademark impairment charges	—	—	491	76	—	567

Operating income (loss)	(20)	(4)	1,420	367	—	1,763
Interest and debt expense	242	8	1	171	(171)	251
Interest income	(115)	(8)	(56)	(11)	171	(19)
Other expense (income), net	(4)	(31)	2	(1)	43	9

Income (loss) before income taxes	(143)	27	1,473	208	(43)	1,522
Provision for (benefit from) income taxes	(49)	(5)	562	59	—	567
Equity income from subsidiaries	1,049	939	26	—	(2,014)	—

Net income	$955	$971	$937	$149	$(2,057)	$955

Condensed Consolidating Statements of Comprehensive Income

Condensed Consolidating Statements of Comprehensive Income

(Dollars in Millions)

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Net income	$1,406	$1,392	$1,344	$228	$(2,964)	$1,406
Other comprehensive income (loss), net of tax:
Retirement benefits	(144)	(153)	(158)	18	293	(144)
Unrealized gain (loss) on long-term investments	(12)	(11)	1	—	10	(12)
Cumulative translation adjustment and other	(8)	(9)	(9)	(11)	29	(8)

Comprehensive income	$1,242	$1,219	$1,178	$235	$(2,632)	$1,242

For the Year Ended December 31, 2010
Net income	$1,121	$1,083	$1,026	$93	$(2,202)	$1,121
Other comprehensive income (loss), net of tax:
Retirement benefits	(78)	(56)	(56)	(25)	137	(78)
Unrealized gain on long-term investments	21	21	17	—	(38)	21
Cumulative translation adjustment and other	(8)	(8)	(8)	(17)	33	(8)

Comprehensive income	$1,056	$1,040	$979	$51	$(2,070)	$1,056

For the Year Ended December 31, 2009
Net income	$955	$971	$937	$149	$(2,057)	$955
Other comprehensive income (loss), net of tax:
Retirement benefits	274	275	275	(1)	(549)	274
Unrealized gain (loss) on long-term investments	4	4	(7)	—	3	4
Cumulative translation adjustment and other	3	3	3	9	(15)	3

Comprehensive income	$1,236	$1,253	$1,208	$157	$(2,618)	$1,236

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

(Dollars in Millions)

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Cash flows from operating activities	$641	$1,319	$1,195	$313	$(2,048)	$1,420

Cash flows from (used in) investing activities:
Proceeds from settlement of long-term investments	—	—	2	—	—	2
Capital expenditures	—	—	(55)	(135)	—	(190)
Net proceeds from sale of business	79	—	123	—	—	202
Proceeds from termination of joint venture	—	—	—	32	—	32
Return of intercompany investments	1,040	340	—	—	(1,380)	—
Other, net	40	20	91	—	(137)	14

Net cash flows from (used in) investing activities	1,159	360	161	(103)	(1,517)	60

Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,212)	(740)	(1,265)	—	2,005	(1,212)
Repurchase of common stock	(282)	—	—	—	—	(282)
Repayment of long-term debt	(400)	—	—	—	—	(400)
Proceeds from termination of interest rate swaps	185	1	—	—	—	186
Dividends paid on preferred stock	(43)	—	—	—	43	—
Distribution of equity	—	(910)	(340)	(130)	1,380	—
Other, net	(47)	(36)	—	(60)	137	(6)

Net cash flows used in financing activities	(1,799)	(1,685)	(1,605)	(190)	3,565	(1,714)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(5)	—	(5)

Net change in cash and cash equivalents	1	(6)	(249)	15	—	(239)
Cash and cash equivalents at beginning of year	327	14	1,506	348	—	2,195

Cash and cash equivalents at end of year	$328	$8	$1,257	$363	$—	$1,956

For the Year Ended December 31, 2010
Cash flows from operating activities	$442	$445	$947	$179	$(748)	$1,265

Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments	—	1	2	1	—	4
Proceeds from settlement of long-term investments	—	—	13	—	—	13
Capital expenditures	—	—	(52)	(123)	1	(174)
Proceeds from termination of joint venture	—	—	—	28	—	28
Return on intercompany investments	897	795	—	—	(1,692)	—
Contributions to intercompany investments	—	(75)	—	—	75	—
Other, net	40	23	25	1	(86)	3

Net cash flows from (used in) investing activities	937	744	(12)	(93)	(1,702)	(126)

Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,049)	(300)	(405)	—	705	(1,049)
Repurchase of common stock	(5)	—	—	—	—	(5)
Repayment of long-term debt	(300)	—	—	—	—	(300)
Dividends paid on preferred stock	(43)	—	—	—	43	—
Receipt of equity	—	—	—	75	(75)	—
Distribution of equity	—	(897)	(795)	—	1,692	—
Other, net	(16)	1	—	(65)	85	5

Net cash flows from (used in) financing activities	(1,413)	(1,196)	(1,200)	10	2,450	(1,349)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(11)	—	(11)

Net cash flows related to discontinued operations, net of tax benefit	—	(3)	(230)	(74)	—	(307)

Net change in cash and cash equivalents	(34)	(10)	(495)	11	—	(528)
Cash and cash equivalents at beginning of year	361	24	2,001	337	—	2,723

Cash and cash equivalents at end of year	$327	$14	$1,506	$348	$—	$2,195

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2009
Cash flows from operating activities	$678	$1,464	$1,394	$161	$(2,243)	$1,454

Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments	1	5	12	1	—	19
Proceeds from settlement of long-term investments	—	—	6	—	—	6
Capital expenditures	—	—	(55)	(86)	—	(141)
Acquisition, net of cash acquired	—	—	—	(43)	—	(43)
Proceeds from termination of joint venture	—	—	—	24	—	24
Return of intercompany investments	610	—	—	—	(610)	—
Other, net	40	9	27	—	(64)	12

Net cash flows from (used in) investing activities	651	14	(10)	(104)	(674)	(123)

Cash flows from (used in) financing activities:
Dividends paid on common stock	(991)	(840)	(1,360)	—	2,200	(991)
Repurchase of common stock	(5)	—	—	—	—	(5)
Repayment of long-term debt	(189)	(11)	—	—	—	(200)
Dividends paid on preferred stock	(43)	—	—	—	43	—
Distribution of equity	—	(610)	—	—	610	—
Other, net	(12)	1	—	(49)	64	4

Net cash flows used in financing activities	(1,240)	(1,460)	(1,360)	(49)	2,917	(1,192)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	6	—	6

Net change in cash and cash equivalents	89	18	24	14	—	145
Cash and cash equivalents at beginning of year	272	6	1,977	323	—	2,578

Cash and cash equivalents at end of year	$361	$24	$2,001	$337	$—	$2,723

Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

(Dollars in Millions)

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
December 31, 2011
Assets
Cash and cash equivalents	$328	$8	$1,257	$363	$—	$1,956
Accounts receivable	—	—	62	39	—	101
Accounts receivable, related party	—	—	67	—	—	67
Other receivables	95	38	145	110	(342)	46
Inventories	—	—	480	487	—	967
Deferred income taxes, net	—	1	907	45	(8)	945
Prepaid expenses and other	19	—	178	28	—	225

Total current assets	442	47	3,096	1,072	(350)	4,307
Property, plant and equipment, net	5	—	652	412	1	1,070
Trademarks and other intangible assets, net	—	—	1,251	1,351	—	2,602
Goodwill	—	—	5,303	2,707	—	8,010
Long-term intercompany notes	1,960	157	1,325	—	(3,442)	—
Investment in subsidiaries	9,139	7,076	456	—	(16,671)	—
Other assets and deferred charges	68	24	157	72	(56)	265

Total assets	$11,614	$7,304	$12,240	$5,614	$(20,518)	$16,254

Liabilities and shareholders’ equity
Accounts payable	$—	$—	$87	$26	$—	$113
Tobacco settlement accruals	—	—	2,461	69	—	2,530
Due to related party	—	—	2	—	—	2
Deferred revenue, related party	—	—	42	—	—	42
Current maturities of long-term debt	399	58	—	—	—	457
Other current liabilities	421	100	711	250	(350)	1,132

Total current liabilities	820	158	3,303	345	(350)	4,276
Intercompany notes and interest payable	1,325	—	—	2,117	(3,442)	—
Long-term debt (less current maturities)	3,145	61	—	—	—	3,206
Deferred income taxes, net	—	—	60	507	(56)	511
Long-term retirement benefits (less current portion)	48	24	1,579	108	—	1,759
Other noncurrent liabilities	25	1	222	3	—	251
Shareholders’ equity	6,251	7,060	7,076	2,534	(16,670)	6,251

Total liabilities and shareholders’ equity	$11,614	$7,304	$12,240	$5,614	$(20,518)	$16,254

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
December 31, 2010
Assets
Cash and cash equivalents	$327	$14	$1,506	$348	$—	$2,195
Accounts receivable	—	—	50	68	—	118
Accounts receivable, related party	—	—	48	—	—	48
Other receivables	80	33	225	90	(384)	44
Inventories	—	—	600	456	(1)	1,055
Deferred income taxes, net	10	1	892	43	—	946
Prepaid expenses and other	38	—	130	30	(3)	195
Assets held for sale	—	—	20	181	—	201

Total current assets	455	48	3,471	1,216	(388)	4,802
Property, plant and equipment, net	6	—	689	306	1	1,002
Trademarks and other intangible assets, net	—	—	1,316	1,359	—	2,675
Goodwill	—	—	5,303	2,707	—	8,010
Long-term intercompany notes	2,000	174	1,366	—	(3,540)	—
Investment in subsidiaries	9,696	7,611	435	—	(17,742)	—
Other assets and deferred charges	267	56	194	101	(29)	589

Total assets	$12,424	$7,889	$12,774	$5,689	$(21,698)	$17,078

Liabilities and shareholders’ equity
Accounts payable	$—	$—	$103	$76	$—	$179
Tobacco settlement accruals	—	—	2,532	57	—	2,589
Due to related party	—	—	4	—	—	4
Deferred revenue, related party	—	—	53	—	—	53
Current maturities of long-term debt	400	—	—	—	—	400
Other current liabilities	489	138	652	255	(387)	1,147

Total current liabilities	889	138	3,344	388	(387)	4,372
Intercompany notes and interest payable	1,366	—	—	2,174	(3,540)	—
Long-term debt (less current maturities)	3,580	121	—	—	—	3,701
Deferred income taxes, net	—	—	76	471	(29)	518
Long-term retirement benefits (less current portion)	34	25	1,496	113	—	1,668
Other noncurrent liabilities	45	12	247	5	—	309
Shareholders’ equity	6,510	7,593	7,611	2,538	(17,742)	6,510

Total liabilities and shareholders’ equity	$12,424	$7,889	$12,774	$5,689	$(21,698)	$17,078